               As Filed With the Securities and Exchange
                          Commission On April 21, 2000

                                                         File No. 333-33304


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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            -----------------------

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                       X  Pre-Effective Amendment No.  1
                      ---                             ---

                          Post-Effective Amendment No.
                      ---                             ---

                        (Check appropriate box or boxes)

                            ------------------------

                                 HIGHMARK FUNDS
               (Exact Name of Registrant as specified in Charter)

                             1 Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                    (Address of Principal Executive Offices)

                                 (800)-433-6884
                        (Area Code and Telephone Number)

                            Martin E. Lybecker, Esq.
                                  Ropes & Gray
                       1301 K Street, N.W., Suite 800 East
                             Washington, D.C. 20005
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Pursuant to rule 473 under the Securities Act of 1933 the Registrant hereby amends this registration statement on April 21, 2000 to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Title of securities being offered:  Units of beneficial interest.

An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

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EXPLANATORY NOTE

This pre-effective amendment no. 1 (the "Amendment") to the Registrant's registration statement on Form N-14 (File no. 333-33304) (the "Registration Statement") is being filed solely for the purpose of delaying the effectiveness of the Registration Statement which was filed on March 27, 2000 to permit updating pro forma financials at a later date. Accordingly, the Registration Statement is incorporated in its entirety into this filing.

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                                   SIGNATURES

         As requested by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of Washington, D.C., on the 21st day of April, 2000.

                                       HighMark Funds

                                       By:      */s/ Mark E. Nagle
                                                ------------------------------
                                                Mark E. Nagle, President and
                                                Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                                   CAPACITY                            DATE
*/s/ Mark E. Nagle                          President and                       April 21, 2000
------------------                          Chief Executive Officer
Mark E. Nagle

/s/ Robert J. DellaCroce                    Controller and Chief                April 21, 2000
------------------------                    Financial Officer
Robert J. DellaCroce

*/s/ Thomas L. Braje                        Trustee                             April 21, 2000
-----------------------
Thomas L. Braje

*/s/ David A. Goldfarb                      Trustee                             April 21, 2000
----------------------
David A. Goldfarb

*/s/ Joseph C. Jaeger                       Trustee                             April 21, 2000
------------------------
Joseph C. Jaeger

*/s/ Frederick J. Long                      Trustee                             April 21, 2000
------------------------
Frederick J. Long

*/s/ Michael L. Noel                        Trustee                             April 21, 2000
------------------------
Michael L. Noel

*/s/ Robert M. Whitler                      Trustee                             April 21, 2000
-----------------------
Robert M. Whitler

*By:    /s/ Alan G. Priest
        -------------------------------------
        Alan G. Priest, Attorney-In-Fact,
         pursuant to powers of attorney filed herewith